GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
BANK LOANS
$ 108,743	Alpha US Bidco Inc(b) 4.00%, 01/31/2024 3-mo. LIBOR + 3.00%	$ 106,806
467,118	Ascend Learning LLC(b) 4.00%, 07/12/2024 3-mo. LIBOR + 3.00%	460,550
270,000	Boxer Parent Co Inc(b) 4.40%, 10/02/2025 3-mo. LIBOR + 0.00%	261,495
1,331,680	Brand Industrial Services Inc(b) 5.25%, 06/21/2024 1-mo. LIBOR + 4.25%	1,238,648
148,087	BWay Holding Co(b) 3.52%, 04/03/2024 1-mo. LIBOR + 3.25%	139,510
210,000	California Resources Corp(b) 4.75%, 12/31/2022 3-mo. LIBOR + 4.75%	75,600
459,188	ChampionX Holding Inc(b) 6.00%, 06/01/2027 1-mo. LIBOR + 5.00%	456,031
430,650	Clear Channel Outdoor Holdings Inc(b) 3.76%, 08/21/2026 1-mo. LIBOR + 3.50%	391,584
564,402	CPG International LLC(b) 3.75%, 05/06/2024 3-mo. LIBOR + 3.00%	562,050
167,280	Diamond BC BV(b) 3.26%, 09/06/2024 1-mo. LIBOR + 3.00%	156,093
199,000	Dun & Bradstreet Corp(b) 3.89%, 02/06/2026 1-mo. LIBOR + 3.75%	196,910
325,000	Epicor Software Corp(b) 5.25%, 07/30/2027 1-mo. LIBOR + 4.25%	323,050
1,291,988	Financial & Risk US Holdings Inc(b) 3.40%, 10/01/2025 1-mo. LIBOR + 3.25%	1,278,462
267,955	Garda World Security Corp(b) 4.90%, 10/23/2026 1-mo. LIBOR + 4.75%	265,611
196,291	Gates Global LLC(b) 3.75%, 04/01/2024 1-mo. LIBOR + 2.75%	192,897
486,733	GFL Environmental Inc(b) 4.00%, 05/30/2025 2-mo. LIBOR + 3.00%	483,968
815,000	Global Medical Response Inc(b) 4.65%, 09/24/2025 1-mo. LIBOR + 4.50%	798,700
218,350	HUB International Ltd(b) 5.00%, 04/25/2025 1-mo. LIBOR + 4.00%	210,599
	iHeartCommunications Inc(b)
163,763	3.15%,05/01/2026 1-mo. LIBOR + 3.00%	155,083
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 274,313	4.75%,05/01/2026 1-mo. LIBOR + 4.00%	$ 264,026
951,500	Navistar Inc(b) 3.66%, 11/06/2024 1-mo. LIBOR + 3.50%	941,985
725,040	Ortho-Clinical Diagnostics Inc(b) 3.41%, 06/30/2025 1-mo. LIBOR + 3.25%	693,319
217,772	Ply Gem Midco Inc(b) 3.90%, 04/12/2025 1-mo. LIBOR + 3.75%	213,825
125,489	Rackspace Hosting Inc(b) 4.00%, 11/03/2023 2-mo. LIBOR + 3.00%	123,031
	Robertshaw US Holding Corp(b)
255,168	4.25%,02/28/2025(c) 1-mo. LIBOR + 3.25%	218,594
390,000	9.00%,02/28/2026 1-mo. LIBOR + 8.00%	234,000
470,831	Solenis International LP(b) 4.26%, 06/26/2025 3-mo. LIBOR + 4.00%	457,686
318,341	Starfruit Finco BV(b) 3.15%, 10/01/2025 1-mo. LIBOR + 3.00%	307,199
340,319	Talbots Inc(b) 7.22%, 11/28/2022 3-mo. LIBOR + 7.00%	265,449
312,638	Terrier Media Buyer Inc(b) 4.40%, 12/17/2026 1-mo. LIBOR + 8.50%	304,275
608,557	Titan Acquisition Ltd(b) 3.36%, 03/28/2025 3-mo. LIBOR + 3.00%	573,565
169,575	T-Mobile Inc(b) 3.15%, 04/01/2027 1-mo. LIBOR + 3.00%	169,363
	Ultimate Software Group Inc(b)
410,000	4.14%,05/03/2026 1-mo. LIBOR + 4.00%	408,270
130,000	6.89%,05/03/2027 1-mo. LIBOR + 6.75%	132,437
573,562	Vertiv Group Corp(b) 3.16%, 03/02/2027 1-mo. LIBOR + 3.00%	562,235
203,975	Zayo Group Holdings Inc(b) 3.15%, 03/09/2027 1-mo. LIBOR + 3.00%	197,503
TOTAL BANK LOANS — 5.29% (Cost $14,391,387)		$13,820,409
CORPORATE BONDS AND NOTES
Basic Materials — 4.49%
	Allegheny Technologies Inc
530,000	7.88%, 08/15/2023	541,983
35,000	5.88%, 12/01/2027(d)	33,633
440,000	ArcelorMittal SA 7.25%, 10/15/2039	556,600

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 300,000	Axalta Coating Systems LLC(e) 4.88%, 08/15/2024	$ 306,000
150,000	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV(e) 4.75%, 06/15/2027	154,125
390,000	Big River Steel LLC / BRS Finance Corp(e) 6.63%, 01/31/2029	394,349
395,000	CF Industries Inc 4.95%, 06/01/2043	460,057
180,000	Clearwater Paper Corp(e) 4.75%, 08/15/2028	180,450
	Compass Minerals International Inc(e)
235,000	4.88%, 07/15/2024	239,749
470,000	6.75%, 12/01/2027	507,600
	Constellium SE(e)
500,000	5.75%, 05/15/2024	508,750
305,000	6.63%, 03/01/2025	312,053
	Freeport-McMoRan Inc
200,000	4.38%, 08/01/2028	206,791
200,000	4.63%, 08/01/2030	210,290
155,000	5.45%, 03/15/2043	172,090
810,000	GCP Applied Technologies Inc(e) 5.50%, 04/15/2026	826,200
	Hudbay Minerals Inc(e)
515,000	7.63%, 01/15/2025	524,012
95,000	6.13%, 04/01/2029	94,050
	Mercer International Inc
124,000	6.50%, 02/01/2024	124,310
85,000	7.38%, 01/15/2025	86,063
550,000	Nouryon Holding BV(d)(e) 8.00%, 10/01/2026	582,164
	Novelis Corp(e)
945,000	5.88%, 09/30/2026	970,987
255,000	4.75%, 01/30/2030	248,872
585,000	PQ Corp(e) 5.75%, 12/15/2025	601,819
770,000	Smurfit Kappa Treasury Funding Designated Activity Co 7.50%, 11/20/2025	927,850
580,000	Syngenta Finance NV(e) 5.18%, 04/24/2028	638,376
110,000	Tronox Finance PLC(e) 5.75%, 10/01/2025	108,350
60,000	Tronox Inc(e) 6.50%, 05/01/2025	62,400
	Valvoline Inc
120,000	4.38%, 08/15/2025	123,450
240,000	4.25%, 02/15/2030(e)	244,800
	WR Grace & Co(e)
465,000	5.63%, 10/01/2024	494,063
270,000	4.88%, 06/15/2027	278,829
		11,721,115
Principal Amount(a)		Fair Value
Communications — 12.26%
	Altice Financing SA(e)
$ 400,000	7.50%, 05/15/2026	$ 423,412
250,000	5.00%, 01/15/2028	242,813
480,000	Altice Holding SA(e) 10.50%, 05/15/2027	533,400
	Altice SA(e)
1,215,000	7.38%, 05/01/2026	1,273,198
200,000	5.50%, 01/15/2028	202,500
	CCO Holdings LLC / CCO Holdings Capital Corp(e)
395,000	5.75%, 02/15/2026	410,800
385,000	5.50%, 05/01/2026	401,362
455,000	5.00%, 02/01/2028	478,319
2,115,000	5.38%, 06/01/2029	2,292,131
185,000	4.50%, 08/15/2030	194,258
265,000	4.50%, 05/01/2032	276,594
625,000	Clear Channel Worldwide Holdings Inc(e) 5.13%, 08/15/2027	600,156
	CommScope Inc(e)
125,000	5.50%, 03/01/2024	128,446
360,000	6.00%, 03/01/2026	375,264
145,000	CommScope Technologies LLC(e) 6.00%, 06/15/2025	146,965
	CSC Holdings LLC
380,000	6.75%, 11/15/2021	398,020
1,090,000	5.25%, 06/01/2024(d)	1,169,025
320,000	5.75%, 01/15/2030(e)	340,067
200,000	4.63%, 12/01/2030(e)	200,946
	Diamond Sports Group LLC / Diamond Sports Finance Co(e)
545,000	5.38%, 08/15/2026	385,588
790,000	6.63%, 08/15/2027(d)	410,800
1,195,000	DISH DBS Corp 5.88%, 11/15/2024	1,230,593
515,000	Entercom Media Corp(d)(e) 7.25%, 11/01/2024	430,025
400,000	Frontier Communications Corp(e)(f) 8.50%, 04/01/2026	403,600
215,000	Go Daddy Operating Co LLC / GD Finance Co Inc(e) 5.25%, 12/01/2027	223,723
760,000	Gray Television Inc(e) 7.00%, 05/15/2027	823,944
	iHeartCommunications Inc
454,691	6.38%, 05/01/2026	473,686
252	8.38%, 05/01/2027	248
	Level 3 Financing Inc
580,000	5.25%, 03/15/2026	600,851
395,000	4.63%, 09/15/2027(e)	405,862
125,000	4.25%, 07/01/2028(e)	126,915
200,000	3.63%, 01/15/2029(e)	197,500
8,000	Liberty Broadband Corp(e) 2.75%, 09/30/2050	8,606
	Match Group Holdings II LLC(e)
397,000	5.00%, 12/15/2027	418,835
195,000	4.63%, 06/01/2028	200,850

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 85,000	4.13%, 08/01/2030	$ 85,983
	Meredith Corp
370,000	6.50%, 07/01/2025(e)	381,100
765,000	6.88%, 02/01/2026(d)	638,775
	Netflix Inc
45,000	5.88%, 02/15/2025	50,737
385,000	4.88%, 04/15/2028	430,237
795,000	5.88%, 11/15/2028	948,598
230,000	6.38%, 05/15/2029	282,900
195,000	5.38%, 11/15/2029(e)	229,837
110,000	4.88%, 06/15/2030(e)	125,400
	Nexstar Broadcasting Inc(e)
625,000	5.63%, 07/15/2027	655,594
195,000	4.75%, 11/01/2028	198,900
	Outfront Media Capital LLC / Outfront Media Capital Corp(e)
355,000	6.25%, 06/15/2025	365,650
110,000	4.63%, 03/15/2030	105,600
915,000	Plantronics Inc(e) 5.50%, 05/31/2023	814,350
140,000	Quebecor Media Inc 5.75%, 01/15/2023	150,150
370,000	Sinclair Television Group Inc(e) 5.50%, 03/01/2030	343,175
	Sirius XM Radio Inc(e)
800,000	5.00%, 08/01/2027	835,656
165,000	5.50%, 07/01/2029	177,408
855,000	Sprint Capital Corp 6.88%, 11/15/2028	1,064,761
	Sprint Corp
385,000	7.25%, 09/15/2021	402,806
1,255,000	7.88%, 09/15/2023	1,437,916
410,000	7.63%, 03/01/2026	495,438
	T-Mobile USA Inc
220,000	4.50%, 02/01/2026	226,688
80,000	5.38%, 04/15/2027	85,392
815,000	4.75%, 02/01/2028	871,838
165,000	3.88%, 04/15/2030(e)	187,610
245,000	Townsquare Media Inc(e) 6.50%, 04/01/2023	224,481
365,000	TripAdvisor Inc(e) 7.00%, 07/15/2025	380,513
	Univision Communications Inc(e)
570,000	5.13%, 02/15/2025	540,075
215,000	9.50%, 05/01/2025	230,050
390,000	6.63%, 06/01/2027	380,738
	Videotron Ltd
505,000	5.00%, 07/15/2022	527,094
395,000	5.13%, 04/15/2027(e)	415,540
200,000	Virgin Media Finance PLC(e) 5.00%, 07/15/2030	199,000
365,000	Zayo Group Holdings Inc(e) 4.00%, 03/01/2027	359,242
540,000	Ziggo Bond Co BV(e) 6.00%, 01/15/2027	558,225
Principal Amount(a)		Fair Value
Communications — (continued)
$ 150,000	Ziggo BV(e) 5.50%, 01/15/2027	$ 157,125
		31,993,884
Consumer, Cyclical — 12.31%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(e)
1,000,000	5.00%, 10/15/2025	1,025,360
330,000	3.88%, 01/15/2028	336,204
260,000	4.38%, 01/15/2028	265,148
180,000	4.00%, 10/15/2030	181,388
720,000	Allison Transmission Inc(e) 4.75%, 10/01/2027	740,700
310,000	American Axle & Manufacturing Inc 6.88%, 07/01/2028	300,700
185,000	American Builders & Contractors Supply Co Inc(e) 4.00%, 01/15/2028	188,006
120,000	Avient Corp(e) 5.75%, 05/15/2025	127,200
	Beacon Roofing Supply Inc(e)
315,000	4.88%, 11/01/2025	308,700
225,000	4.50%, 11/15/2026	231,750
	Boyd Gaming Corp
195,000	6.38%, 04/01/2026	203,032
245,000	6.00%, 08/15/2026	252,656
185,000	4.75%, 12/01/2027	181,531
170,000	Brookfield Residential Properties Inc / Brookfield Residential US Corp(e) 6.25%, 09/15/2027	171,432
825,000	Caesars Resort Collection LLC / CRC Finco Inc(e) 5.25%, 10/15/2025	798,187
165,000	Carnival Corp(e) 11.50%, 04/01/2023	184,962
	Cinemark USA Inc
365,000	5.13%, 12/15/2022	324,850
215,000	4.88%, 06/01/2023	183,825
75,000	8.75%, 05/01/2025(e)	79,500
635,000	Clarios Global LP(e) 6.75%, 05/15/2025	668,337
170,000	Clarios Global LP / Clarios US Finance Co(e) 6.25%, 05/15/2026	178,254
580,000	Delta Air Lines Inc / SkyMiles IP Ltd(e) 4.75%, 10/20/2028	601,750
460,000	eG Global Finance PLC(e) 6.75%, 02/07/2025	470,925
	Ford Motor Co
520,000	9.00%, 04/22/2025	596,185
840,000	7.45%, 07/16/2031	963,320
	Ford Motor Credit Co LLC
250,000	5.13%, 06/16/2025	257,813
270,000	4.27%, 01/09/2027	264,897
950,000	5.11%, 05/03/2029	976,125

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Gap Inc(e)
$ 255,000	8.38%, 05/15/2023	$ 281,775
145,000	8.63%, 05/15/2025(d)	158,775
290,000	General Motors Co 6.13%, 10/01/2025	336,812
	Hanesbrands Inc(e)
360,000	4.63%, 05/15/2024	374,324
160,000	5.38%, 05/15/2025	169,600
420,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.88%, 04/01/2027	426,689
200,000	IRB Holding Corp(e) 7.00%, 06/15/2025	213,250
	KFC Holding Co / Pizza Hut Holdings LLC / Taco Bell of America LLC(e)
510,000	5.25%, 06/01/2026	529,890
115,000	4.75%, 06/01/2027	120,670
	L Brands Inc
95,000	6.88%, 07/01/2025(e)	102,600
80,000	9.38%, 07/01/2025(d)(e)	91,800
420,000	7.50%, 06/15/2029(d)	438,900
180,000	6.63%, 10/01/2030(d)(e)	183,150
195,000	6.75%, 07/01/2036	191,100
350,000	Lennar Corp 5.88%, 11/15/2024	391,125
165,000	Levi Strauss & Co 5.00%, 05/01/2025	168,816
	Lions Gate Capital Holdings LLC(e)
565,000	6.38%, 02/01/2024	559,350
470,000	5.88%, 11/01/2024	461,775
	Live Nation Entertainment Inc(e)
155,000	4.88%, 11/01/2024	149,963
265,000	5.63%, 03/15/2026	255,725
200,000	6.50%, 05/15/2027	215,848
100,000	Macy's Inc(e) 8.38%, 06/15/2025	103,393
135,000	Marriott International Inc 5.75%, 05/01/2025	150,524
	Mattamy Group Corp(e)
515,000	5.25%, 12/15/2027	529,162
405,000	4.63%, 03/01/2030	410,103
545,000	Mattel Inc(e) 5.88%, 12/15/2027	586,556
	Navistar International Corp(e)
150,000	9.50%, 05/01/2025	168,473
610,000	6.63%, 11/01/2025	626,012
	Newell Brands Inc
220,000	4.88%, 06/01/2025	237,325
840,000	4.70%, 04/01/2026	895,247
325,000	Nordstrom Inc(e) 8.75%, 05/15/2025	356,127
455,000	Penn National Gaming Inc(e) 5.63%, 01/15/2027	471,971
	Penske Automotive Group Inc
430,000	5.75%, 10/01/2022	430,000
440,000	5.38%, 12/01/2024(d)	446,824
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 80,000	3.50%, 09/01/2025	$ 79,300
575,000	PM General Purchaser LLC(e) 9.50%, 10/01/2028	596,390
	PulteGroup Inc
240,000	5.50%, 03/01/2026	273,600
775,000	7.88%, 06/15/2032	1,065,625
75,000	Royal Caribbean Cruises Ltd(e) 9.13%, 06/15/2023	79,500
750,000	Scotts Miracle-Gro Co 4.50%, 10/15/2029	794,531
550,000	Six Flags Entertainment Corp(d)(e) 5.50%, 04/15/2027	521,565
385,000	Six Flags Theme Parks Inc(e) 7.00%, 07/01/2025	409,544
1,060,000	Staples Inc(e) 7.50%, 04/15/2026	976,748
365,000	Station Casinos LLC(e) 4.50%, 02/15/2028	337,625
460,000	Sugarhouse HSP Gaming Property Mezz LP / Sugarhouse HSP Gaming Finance Corp(e) 5.88%, 05/15/2025	448,500
	Taylor Morrison Communities Inc(e)
215,000	5.75%, 01/15/2028	235,060
80,000	5.13%, 08/01/2030	85,600
195,000	TRI Pointe Group Inc 5.70%, 06/15/2028	213,525
395,000	TRI Pointe Group Inc / TRI Pointe Homes Inc 5.88%, 06/15/2024	426,600
685,000	Univar Solutions USA Inc(e) 5.13%, 12/01/2027	702,981
	WMG Acquisition Corp(e)
160,000	5.50%, 04/15/2026	166,000
80,000	3.00%, 02/15/2031	77,780
	Wolverine World Wide Inc(e)
240,000	6.38%, 05/15/2025	253,200
365,000	5.00%, 09/01/2026	366,825
195,000	Wyndham Hotels & Resorts Inc(e) 5.38%, 04/15/2026	198,413
495,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp(e) 5.25%, 05/15/2027	464,063
	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp(e)
115,000	7.75%, 04/15/2025(d)	121,795
480,000	5.13%, 10/01/2029	465,600
	Yum! Brands Inc
75,000	7.75%, 04/01/2025(e)	82,875
185,000	4.75%, 01/15/2030(e)	199,338
195,000	3.63%, 03/15/2031	195,000
		32,133,974

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — 11.11%
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC(e)
$ 390,000	7.50%, 03/15/2026	$ 427,846
765,000	4.63%, 01/15/2027	782,740
110,000	4.88%, 02/15/2030	114,675
590,000	Bausch Health Americas Inc(e) 8.50%, 01/31/2027	648,263
	Bausch Health Cos Inc
215,000	EUR, 4.50%, 05/15/2023	249,724
730,000	7.00%, 03/15/2024(e)	755,550
740,000	6.13%, 04/15/2025(e)	757,575
320,000	5.50%, 11/01/2025(e)	327,600
200,000	7.00%, 01/15/2028(e)	211,500
275,000	6.25%, 02/15/2029(e)	282,854
835,000	7.25%, 05/30/2029(e)	898,669
630,000	Carriage Services Inc(e) 6.63%, 06/01/2026	661,500
	Centene Corp
240,000	4.75%, 05/15/2022	243,000
305,000	5.25%, 04/01/2025(e)	316,971
315,000	5.38%, 06/01/2026(e)	332,473
340,000	5.38%, 08/15/2026(e)	360,120
815,000	4.63%, 12/15/2029	879,108
190,000	3.00%, 10/15/2030	193,563
	CHS / Community Health Systems Inc
955,000	6.25%, 03/31/2023	933,512
405,000	6.63%, 02/15/2025(e)	391,797
210,000	8.00%, 03/15/2026(e)	206,196
710,000	Elanco Animal Health Inc 5.90%, 08/28/2028	820,050
120,000	Emergent BioSolutions Inc(e) 3.88%, 08/15/2028	120,472
	Gartner Inc(e)
80,000	4.50%, 07/01/2028	83,816
155,000	3.75%, 10/01/2030	156,790
195,000	Global Medical Response Inc(e) 6.50%, 10/01/2025	193,557
	HCA Inc
330,000	5.25%, 06/15/2026	384,923
855,000	5.38%, 09/01/2026	944,775
630,000	5.63%, 09/01/2028	720,688
185,000	3.50%, 09/01/2030	188,369
240,000	Hologic Inc(e) 4.38%, 10/15/2025	245,400
	IHS Markit Ltd
590,000	4.75%, 02/15/2025(e)	668,446
40,000	4.00%, 03/01/2026(e)	44,600
330,000	4.75%, 08/01/2028	392,565
	Jaguar Holding Co II / PPD Development LP(e)
80,000	4.63%, 06/15/2025	82,400
120,000	5.00%, 06/15/2028	125,250
	Kraft Heinz Foods Co
1,430,000	3.00%, 06/01/2026	1,472,415
55,000	3.88%, 05/15/2027(e)	58,586
180,000	3.75%, 04/01/2030(e)	190,013
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 510,000	5.00%, 07/15/2035	$ 586,757
	Lamb Weston Holdings Inc(e)
50,000	4.63%, 11/01/2024	52,125
835,000	4.88%, 11/01/2026	870,487
275,000	4.88%, 05/15/2028	297,000
195,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(e) 10.00%, 04/15/2025	149,175
90,000	Molina Healthcare Inc(e) 4.88%, 06/15/2025	91,800
675,000	Nielsen Co Luxembourg SARL(d)(e) 5.00%, 02/01/2025	685,969
	Nielsen Finance LLC / Nielsen Finance Co(e)
745,000	5.00%, 04/15/2022	746,862
270,000	5.63%, 10/01/2028	277,425
	Prime Security Services Borrower LLC / Prime Finance Inc(e)
200,000	3.38%, 08/31/2027	192,250
365,000	6.25%, 01/15/2028	369,563
295,000	Refinitiv US Holdings Inc(e) 6.25%, 05/15/2026	314,913
470,000	Sabre Global Inc(e) 9.25%, 04/15/2025	517,268
	Service Corp International
290,000	7.50%, 04/01/2027	345,100
175,000	4.63%, 12/15/2027	185,358
600,000	5.13%, 06/01/2029	664,878
145,000	3.38%, 08/15/2030	145,181
	Spectrum Brands Inc
400,000	6.13%, 12/15/2024	411,000
185,000	5.00%, 10/01/2029(e)	191,938
	Tenet Healthcare Corp
365,000	4.63%, 07/15/2024	365,913
95,000	7.50%, 04/01/2025(e)	102,363
1,675,000	4.88%, 01/01/2026(e)	1,700,125
140,000	6.25%, 02/01/2027(e)	144,509
755,000	5.13%, 11/01/2027(e)	776,593
	Teva Pharmaceutical Finance Netherlands III BV
445,000	6.00%, 04/15/2024(d)	453,900
430,000	7.13%, 01/31/2025	451,500
685,000	6.75%, 03/01/2028(d)	714,112
335,000	TMS International Holding Corp(e) 7.25%, 08/15/2025	312,806
		28,985,221
Energy — 8.09%
	Aker BP ASA(e)
605,000	5.88%, 03/31/2025	629,076
390,000	3.75%, 01/15/2030	377,986
	Antero Resources Corp(d)
705,000	5.38%, 11/01/2021	669,750
230,000	5.13%, 12/01/2022	187,450

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
	Apache Corp
$ 80,000	4.63%, 11/15/2025	$ 76,250
120,000	4.88%, 11/15/2027	113,400
620,000	4.38%, 10/15/2028	567,300
205,000	5.10%, 09/01/2040	184,274
240,000	Baytex Energy Corp(e) 5.63%, 06/01/2024	135,600
	Buckeye Partners LP
155,000	3.95%, 12/01/2026	144,674
150,000	4.50%, 03/01/2028(e)	144,563
240,000	5.85%, 11/15/2043	222,323
355,000	Cenovus Energy Inc 6.75%, 11/15/2039	356,372
495,000	ChampionX Corp 6.38%, 05/01/2026	472,819
	Cheniere Corpus Christi Holdings LLC
507,000	5.88%, 03/31/2025	577,805
755,000	5.13%, 06/30/2027	840,620
495,000	Comstock Resources Inc(e) 7.50%, 05/15/2025	470,250
	Continental Resources Inc
230,000	5.00%, 09/15/2022	228,420
520,000	4.50%, 04/15/2023	495,773
175,000	4.38%, 01/15/2028(d)	151,294
	DCP Midstream Operating LP
275,000	5.63%, 07/15/2027	281,325
430,000	6.75%, 09/15/2037(e)	412,800
	Devon Energy Corp
195,000	7.88%, 09/30/2031	251,728
275,000	7.95%, 04/15/2032	355,648
155,000	5.60%, 07/15/2041	156,034
	Diamondback Energy Inc
205,000	4.75%, 05/31/2025	221,098
160,000	5.38%, 05/31/2025	166,130
25,000	3.25%, 12/01/2026	25,031
	Endeavor Energy Resources LP / EER Finance Inc(e)
390,000	6.63%, 07/15/2025	400,725
935,000	5.75%, 01/30/2028	939,675
1,065,000	Energy Transfer Operating LP(b)(g) 6.63%, 02/15/2028Perpetual 3-mo. LIBOR + 4.15%	723,880
60,000	Global Partners LP / GLP Finance Corp(e) 6.88%, 01/15/2029	60,600
	Hess Midstream Operations LP(e)
960,000	5.63%, 02/15/2026	977,981
345,000	5.13%, 06/15/2028	344,210
185,000	Holly Energy Partners LP / Holly Energy Finance Corp(e) 5.00%, 02/01/2028	181,300
305,000	Indigo Natural Resources LLC(e) 6.88%, 02/15/2026	296,850
100,000	Kinder Morgan Inc 7.80%, 08/01/2031	138,196
Principal Amount(a)		Fair Value
Energy — (continued)
$ 584,000	MEG Energy Corp(e) 6.50%, 01/15/2025	$ 572,857
205,000	Nabors Industries Inc 5.75%, 02/01/2025	69,188
	Nabors Industries Ltd(e)
185,000	7.25%, 01/15/2026	91,113
145,000	7.50%, 01/15/2028	69,781
	Newfield Exploration Co
300,000	5.75%, 01/30/2022	301,708
160,000	5.63%, 07/01/2024	155,620
65,000	5.38%, 01/01/2026	61,117
	Noble Energy Inc
285,000	3.90%, 11/15/2024	311,783
185,000	6.00%, 03/01/2041	256,224
	Occidental Petroleum Corp
320,000	4.85%, 03/15/2021	316,800
140,000	2.90%, 08/15/2024	118,780
195,000	3.50%, 06/15/2025	161,850
255,000	5.88%, 09/01/2025	233,697
255,000	6.63%, 09/01/2030	235,237
385,000	6.45%, 09/15/2036	327,258
620,000	Precision Drilling Corp(e) 7.13%, 01/15/2026	398,772
280,000	Rattler Midstream LP(e) 5.63%, 07/15/2025	282,100
	Seventy Seven Energy Inc(f)(h)(i)
345,000	6.50%, 07/15/2022	35
225,000	6.63%, 11/15/2025	23
105,000	SM Energy Co(e) 10.00%, 01/15/2025	99,750
	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp(e)
100,000	7.50%, 10/01/2025	100,405
535,000	5.50%, 01/15/2028	481,500
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
235,000	6.50%, 07/15/2027	244,987
240,000	5.00%, 01/15/2028	234,000
140,000	6.88%, 01/15/2029	150,108
110,000	5.50%, 03/01/2030(e)	109,450
191,100	Transocean Pontus Ltd(e) 6.13%, 08/01/2025	171,034
295,000	Transocean Poseidon Ltd(e) 6.88%, 02/01/2027	236,000
	USA Compression Partners LP / USA Compression Finance Corp
455,000	6.88%, 04/01/2026	451,019
190,000	6.88%, 09/01/2027	188,408
165,000	Viper Energy Partners LP(e) 5.38%, 11/01/2027	162,525
	WPX Energy Inc
355,000	8.25%, 08/01/2023	401,150
170,000	5.75%, 06/01/2026(d)	175,950
420,000	5.25%, 10/15/2027	426,300
295,000	5.88%, 06/15/2028	308,275

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 245,000	4.50%, 01/15/2030	$ 241,937
		21,125,951
Financial — 7.26%
345,000	AG Issuer LLC(e) 6.25%, 03/01/2028	343,275
1,665,000	Ally Financial Inc 8.00%, 11/01/2031	2,278,101
570,000	American International Group Inc(b) 8.18%, 05/15/2058 3-mo. LIBOR + 4.19%	813,893
	Bank of America Corp(b)(g)
225,000	6.10%, Perpetual 3-mo. LIBOR + 3.89%	244,937
265,000	6.50%, Perpetual 3-mo. LIBOR + 4.17%	294,548
	CIT Group Inc
95,000	5.00%, 08/15/2022	97,969
635,000	5.00%, 08/01/2023	658,812
400,000	5.25%, 03/07/2025	423,200
	CNO Financial Group Inc
370,000	5.25%, 05/30/2025	424,297
390,000	5.25%, 05/30/2029	450,787
	Credit Suisse Group AG(e)(g)
620,000	6.25%, Perpetual 5-yr. Swap + 3.45%	664,106
200,000	6.38%, Perpetual	213,750
785,000	Diversified Healthcare Trust REIT 9.75%, 06/15/2025	878,258
230,000	Dresdner Funding Trust I(e) 8.15%, 06/30/2031	333,970
375,000	ESH Hospitality Inc REIT(e) 5.25%, 05/01/2025	378,750
305,000	Fairfax Financial Holdings Ltd 4.85%, 04/17/2028	334,065
	Freedom Mortgage Corp(e)
330,000	8.13%, 11/15/2024	329,175
445,000	8.25%, 04/15/2025	453,804
370,000	goeasy Ltd(e) 5.38%, 12/01/2024	374,625
580,000	Howard Hughes Corp(e) 5.38%, 03/15/2025	589,338
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
350,000	6.75%, 02/01/2024	359,021
220,000	4.75%, 09/15/2024	222,750
350,000	6.25%, 05/15/2026	364,875
220,000	5.25%, 05/15/2027	229,196
	Iron Mountain Inc REIT(e)
465,000	4.88%, 09/15/2027	474,190
320,000	5.25%, 03/15/2028	333,200
	iStar Inc REIT
505,000	4.75%, 10/01/2024	488,587
395,000	4.25%, 08/01/2025	368,582
Principal Amount(a)		Fair Value
Financial — (continued)
$ 320,000	5.50%, 02/15/2026	$ 299,904
365,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(e) 4.25%, 02/01/2027	315,725
393,000	Lloyds Banking Group PLC(g) 7.50%, Perpetual 5-yr. Swap + 4.76%	412,159
750,000	LPL Holdings Inc(e) 5.75%, 09/15/2025	777,139
	Nationstar Mortgage Holdings Inc(e)
145,000	9.13%, 07/15/2026	155,513
180,000	6.00%, 01/15/2027	183,485
320,000	5.50%, 08/15/2028	319,600
	OneMain Finance Corp
190,000	6.88%, 03/15/2025	210,838
160,000	8.88%, 06/01/2025	177,200
240,000	7.13%, 03/15/2026	268,128
360,000	6.63%, 01/15/2028	399,528
385,000	5.38%, 11/15/2029	400,400
310,000	PennyMac Financial Services Inc(d)(e) 5.38%, 10/15/2025	313,875
640,000	Provident Funding Associates LP / PFG Finance Corp(e) 6.38%, 06/15/2025	619,200
140,000	Service Properties Trust REIT 7.50%, 09/15/2025	148,906
540,000	Starwood Property Trust Inc REIT 4.75%, 03/15/2025	517,050
		18,938,711
Industrial — 8.73%
	Amsted Industries Inc(e)
320,000	5.63%, 07/01/2027	340,422
365,000	4.63%, 05/15/2030	376,862
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(e)
240,000	6.00%, 02/15/2025	249,192
390,000	4.13%, 08/15/2026	395,362
295,000	5.25%, 08/15/2027(d)	300,605
	Berry Global Inc
134,000	5.13%, 07/15/2023	136,023
85,000	4.50%, 02/15/2026(e)	85,850
215,000	5.63%, 07/15/2027(e)	225,481
700,000	BMC East LLC(e) 5.50%, 10/01/2024	719,250
300,000	Boise Cascade Co(e) 4.88%, 07/01/2030	321,750
433,000	Builders FirstSource Inc(e) 6.75%, 06/01/2027	463,851
314,000	CEMEX Finance LLC(d)(e) 6.00%, 04/01/2024	320,845
	Cemex SAB de CV(e)
815,000	6.13%, 05/05/2025	839,450
200,000	7.38%, 06/05/2027	216,102

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 270,000	5.45%, 11/19/2029	$ 273,038
	Clean Harbors Inc(e)
300,000	4.88%, 07/15/2027	311,250
170,000	5.13%, 07/15/2029	184,428
108,000	Cornerstone Building Brands Inc(e) 8.00%, 04/15/2026	113,400
385,000	Crown Americas LLC / Crown Americas Capital Corp VI 4.75%, 02/01/2026	399,437
666,000	Crown Cork & Seal Co Inc(d) 7.38%, 12/15/2026	791,794
	Energizer Holdings Inc(e)
260,000	6.38%, 07/15/2026	279,552
450,000	7.75%, 01/15/2027	491,625
1,015,000	GFL Environmental Inc(e) 5.13%, 12/15/2026	1,055,600
250,000	Graphic Packaging International LLC(e) 3.50%, 03/01/2029	251,563
710,000	Great Lakes Dredge & Dock Corp 8.00%, 05/15/2022	732,187
545,000	Greif Inc(e) 6.50%, 03/01/2027	564,609
250,000	Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC(e) 6.00%, 09/15/2028	253,513
275,000	Itron Inc(e) 5.00%, 01/15/2026	281,875
680,000	James Hardie International Finance Designated Activity Co(e) 5.00%, 01/15/2028	708,900
	JELD-WEN Inc(e)
160,000	6.25%, 05/15/2025	170,400
285,000	4.63%, 12/15/2025	286,425
265,000	4.88%, 12/15/2027	270,313
220,000	Louisiana-Pacific Corp(d) 4.88%, 09/15/2024	226,078
170,000	Masonite International Corp(e) 5.38%, 02/01/2028	181,594
400,000	MasTec Inc(e) 4.50%, 08/15/2028	404,000
	Mauser Packaging Solutions Holding Co(e)
10,000	5.50%, 04/15/2024	10,035
125,000	8.50%, 04/15/2024	129,375
160,000	Owens-Brockway Glass Container Inc(e) 6.63%, 05/13/2027	173,300
585,000	Park-Ohio Industries Inc 6.63%, 04/15/2027	538,200
605,000	RBS Global Inc / Rexnord LLC(e) 4.88%, 12/15/2025	613,319
	Standard Industries Inc(e)
395,000	5.00%, 02/15/2027	410,800
45,000	4.75%, 01/15/2028	46,688
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 325,000	3.38%, 01/15/2031	$ 320,773
620,000	Stevens Holding Co Inc(e) 6.13%, 10/01/2026	663,400
515,000	Tennant Co 5.63%, 05/01/2025	534,467
630,000	TopBuild Corp(e) 5.63%, 05/01/2026	650,475
	TransDigm Inc
105,000	6.50%, 05/15/2025	104,672
75,000	8.00%, 12/15/2025(e)	81,563
1,240,000	6.25%, 03/15/2026(e)	1,300,202
300,000	6.38%, 06/15/2026	301,179
475,000	5.50%, 11/15/2027	456,499
885,000	TTM Technologies Inc(e) 5.63%, 10/01/2025	902,700
	US Concrete Inc
212,000	6.38%, 06/01/2024(d)	218,625
155,000	5.13%, 03/01/2029(e)	155,388
350,000	Vertical US Newco Inc(e) 5.25%, 07/15/2027	363,743
850,000	Waste Pro USA Inc(e) 5.50%, 02/15/2026	860,191
80,000	Weekley Homes LLC / Weekley Finance Corp(e) 4.88%, 09/15/2028	80,800
	WESCO Distribution Inc(e)
195,000	7.13%, 06/15/2025	212,414
395,000	7.25%, 06/15/2028	432,792
		22,784,226
Technology — 2.37%
305,000	Black Knight InfoServ LLC(e) 3.63%, 09/01/2028	308,241
305,000	Boxer Parent Co Inc(e) 7.13%, 10/02/2025	325,758
150,000	BY Crown Parent LLC / BY Bond Finance Inc(e) 4.25%, 01/31/2026	152,719
	Dell International LLC / EMC Corp(e)
430,000	7.13%, 06/15/2024	447,329
120,000	5.85%, 07/15/2025	140,019
1,600,000	6.02%, 06/15/2026	1,879,133
126,000	Dun & Bradstreet Corp(e) 6.88%, 08/15/2026	135,330
400,000	Microchip Technology Inc(e) 4.25%, 09/01/2025	414,953
269,000	Omnicell Inc(e) 0.25%, 09/15/2025	275,749
	Qorvo Inc
360,000	5.50%, 07/15/2026	381,802
195,000	3.38%, 04/01/2031(e)	198,339
1,065,000	SS&C Technologies Inc(e) 5.50%, 09/30/2027	1,131,797
160,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp(e) 5.75%, 06/01/2025	167,600

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$ 205,000	Western Digital Corp 4.75%, 02/15/2026	$ 221,400
		6,180,169
Utilities — 2.72%
	AES Corp
1,105,000	5.50%, 04/15/2025	1,139,332
125,000	3.30%, 07/15/2025(e)	133,170
665,000	5.13%, 09/01/2027	708,291
	Calpine Corp(e)
355,000	5.25%, 06/01/2026	369,225
550,000	4.50%, 02/15/2028	563,277
40,000	4.63%, 02/01/2029	39,950
80,000	5.00%, 02/01/2031	81,544
	NRG Energy Inc
190,000	3.75%, 06/15/2024(e)	202,735
345,000	7.25%, 05/15/2026	367,173
105,000	6.63%, 01/15/2027	111,038
275,000	5.75%, 01/15/2028	296,656
185,000	5.25%, 06/15/2029(e)	201,187
	Pacific Gas & Electric Co
365,000	2.95%, 03/01/2026(d)(f)	371,926
150,000	2.10%, 08/01/2027	145,769
610,000	2.50%, 02/01/2031	580,804
	Vistra Operations Co LLC(e)
110,000	3.55%, 07/15/2024	117,163
650,000	5.50%, 09/01/2026	678,437
265,000	5.63%, 02/15/2027	279,628
475,000	5.00%, 07/31/2027	498,869
190,000	4.30%, 07/15/2029	207,008
		7,093,182
TOTAL CORPORATE BONDS AND NOTES — 69.34% (Cost $176,446,835)		$180,956,433
CONVERTIBLE BONDS
Communications — 4.28%
636,000	Booking Holdings Inc(d)(e) 0.75%, 05/01/2025	816,617
920,000	DISH Network Corp 3.38%, 08/15/2026	844,557
368,000	Etsy Inc 0.13%, 10/01/2026	584,241
90,000	GCI Liberty Inc(e) 1.75%, 09/30/2046	154,215
300,000	Liberty Interactive LLC(e) 1.75%, 09/30/2046	553,363
	Liberty Media Corp
218,000	1.38%, 10/15/2023	237,238
526,000	2.75%, 12/01/2049(e)	510,746
331,000	Liberty Media Corp-Liberty Formula One 1.00%, 01/30/2023	392,665
409,000	Match Group Financeco 2 Inc(e) 0.88%, 06/15/2026	583,956
Principal Amount(a)		Fair Value
Communications — (continued)
$ 151,000	Match Group Financeco Inc(e) 0.88%, 10/01/2022	$ 384,124
754,000	Okta Inc(e) 0.38%, 06/15/2026	861,053
655,000	Palo Alto Networks Inc(e) 0.38%, 06/01/2025	693,495
359,000	Proofpoint Inc 0.25%, 08/15/2024	357,429
407,000	Shopify Inc 0.13%, 11/01/2025	454,238
378,000	Snap Inc 0.75%, 08/01/2026	523,294
323,000	Viavi Solutions Inc 1.00%, 03/01/2024	363,981
420,000	Vonage Holdings Corp 1.75%, 06/01/2024	404,629
611,000	Wayfair Inc(e) 0.63%, 10/01/2025	621,501
492,000	Wix.com Ltd(e)(j) 0.00%, 08/15/2025	493,831
373,000	Zendesk Inc(e) 0.63%, 06/15/2025	442,478
510,000	Zillow Group Inc 2.75%, 05/15/2025	881,169
		11,158,820
Consumer, Cyclical — 2.32%
262,000	Bloomin' Brands Inc(d)(e) 5.00%, 05/01/2025	398,939
361,000	Burlington Stores Inc(e) 2.25%, 04/15/2025	430,140
160,000	Callaway Golf Co(e) 2.75%, 05/01/2026	217,254
158,000	Carnival Corp(e) 5.75%, 04/01/2023	269,966
138,000	Cinemark Holdings Inc(e) 4.50%, 08/15/2025	137,222
248,000	Dick's Sporting Goods Inc(e) 3.25%, 04/15/2025	454,097
175,000	Guess? Inc(k) 2.00%, 04/15/2024	140,030
255,000	National Vision Holdings Inc(e) 2.50%, 05/15/2025	362,738
353,000	NCL Corp Ltd(e) 5.38%, 08/01/2025	413,248
245,000	Penn National Gaming Inc 2.75%, 05/15/2026	786,317
438,000	RH(e)(j) 0.00%, 09/15/2024	834,869
268,000	Royal Caribbean Cruises Ltd(e) 4.25%, 06/15/2023	312,738
694,000	Southwest Airlines Co 1.25%, 05/01/2025	905,670
374,000	Winnebago Industries Inc(e) 1.50%, 04/01/2025	404,408
		6,067,636

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — 3.72%
	Chegg Inc
$ 206,000	0.13%, 03/15/2025	$ 313,432
414,000	0.00%, 09/01/2026(e)(j)	412,551
257,000	CONMED Corp 2.63%, 02/01/2024	287,723
	DexCom Inc
213,000	0.75%, 12/01/2023	538,091
428,000	0.25%, 11/15/2025(e)	451,272
250,000	Envista Holdings Corp(e) 2.38%, 06/01/2025	346,935
663,000	Exact Sciences Corp 0.38%, 03/15/2027	775,968
222,000	FTI Consulting Inc 2.00%, 08/15/2023	271,960
443,000	Insulet Corp(e) 0.38%, 09/01/2026	564,134
264,000	Integra LifeSciences Holdings Corp(e) 0.50%, 08/15/2025	247,088
292,000	Ironwood Pharmaceuticals Inc 1.50%, 06/15/2026	283,122
485,000	Jazz Investments I Ltd 1.50%, 08/15/2024	490,201
188,000	Livongo Health Inc(e) 0.88%, 06/01/2025	368,245
224,000	Natera Inc(e) 2.25%, 05/01/2027	455,253
148,000	Neurocrine Biosciences Inc 2.25%, 05/15/2024	203,500
313,000	Pacira BioSciences Inc(e) 0.75%, 08/01/2025	337,393
289,000	Repligen Corp 0.38%, 07/15/2024	411,096
348,000	Revance Therapeutics Inc(e) 1.75%, 02/15/2027	366,768
185,000	Sarepta Therapeutics Inc 1.50%, 11/15/2024	383,601
723,000	Square Inc(e) 0.13%, 03/01/2025	1,098,643
283,000	Tandem Diabetes Care Inc(e) 1.50%, 05/01/2025	365,774
	Teladoc Health Inc
64,000	1.38%, 05/15/2025	261,210
371,000	1.25%, 06/01/2027(e)	463,954
		9,697,914
Energy — 0.35%
134,575	CHC Group LLC / CHC Finance Ltd(j)(k) 0.00%, 10/01/2020	20,186
250,000	Cheniere Energy Inc 4.25%, 03/15/2045	178,816
116,000	Oasis Petroleum Inc 2.63%, 09/15/2023	26,100
347,000	Pioneer Natural Resources Co(e) 0.25%, 05/15/2025	382,045
Principal Amount(a)		Fair Value
Energy — (continued)
$ 269,000	SolarEdge Technologies Inc(e)(j) 0.00%, 09/15/2025	$ 308,144
		915,291
Financial — 0.25%
210,000	IH Merger Sub LLC REIT 3.50%, 01/15/2022	271,199
400,000	LendingTree Inc(e) 0.50%, 07/15/2025	390,265
		661,464
Industrial — 0.29%
364,000	Air Transport Services Group Inc 1.13%, 10/15/2024	383,523
386,000	Middleby Corp(e) 1.00%, 09/01/2025	380,210
		763,733
Technology — 5.13%
373,000	1Life Healthcare Inc(e) 3.00%, 06/15/2025	370,646
	Akamai Technologies Inc
110,000	0.13%, 05/01/2025	141,446
461,000	0.38%, 09/01/2027	533,339
362,000	Alteryx Inc 0.50%, 08/01/2024	362,553
203,000	Atlassian Inc 0.63%, 05/01/2023	456,623
345,000	Cloudflare Inc(e) 0.75%, 05/15/2025	464,492
695,000	Coupa Software Inc(e) 0.38%, 06/15/2026	818,797
246,000	Cree Inc(e) 1.75%, 05/01/2026	376,534
262,000	CyberArk Software Ltd(e)(j) 0.00%, 11/15/2024	255,728
221,000	DocuSign Inc 0.50%, 09/15/2023	667,221
415,000	Envestnet Inc(e) 0.75%, 08/15/2025	416,772
285,000	Everbridge Inc(e) 0.13%, 12/15/2024	378,413
285,000	Five9 Inc(e) 0.50%, 06/01/2025	344,419
369,000	HubSpot Inc(e) 0.38%, 06/01/2025	467,760
377,000	Inphi Corp(e) 0.75%, 04/15/2025	451,252
163,000	Lumentum Holdings Inc(e) 0.50%, 12/15/2026	173,482
918,000	Microchip Technology Inc 1.63%, 02/15/2027	1,414,334
264,000	MongoDB Inc(e) 0.25%, 01/15/2026	344,805
566,000	ON Semiconductor Corp 1.63%, 10/15/2023	747,474

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$ 344,000	RealPage Inc 1.50%, 05/15/2025	$ 353,890
	RingCentral Inc(j)
34,000	0.00%, 03/15/2023	114,216
539,000	0.00%, 03/01/2025(e)	574,035
261,000	Sailpoint Technologies Holdings Inc(e) 0.13%, 09/15/2024	399,764
116,000	ServiceNow Inc(j) 0.00%, 06/01/2022	419,310
	Splunk Inc
384,000	1.13%, 09/15/2025	554,200
366,000	1.13%, 06/15/2027(e)	393,793
200,000	Talend SA(e) EUR, 1.75%, 09/01/2024	237,559
115,000	Teradyne Inc 1.25%, 12/15/2023	293,428
155,000	Twilio Inc 0.25%, 06/01/2023	539,078
215,000	Workday Inc 0.25%, 10/01/2022	330,228
		13,395,591
TOTAL CONVERTIBLE BONDS — 16.34% (Cost $35,222,328)		$42,660,449
Shares
COMMON STOCK
Communications — 0.04%
26,899	Clear Channel Outdoor Holdings Inc(l)	26,899
11,439	iHeartMedia Inc Class A(d)(l)	92,885
		119,784
Consumer, Non-Cyclical — 0.01%
3,415	Advanz Pharma Corp Ltd(d)(l)	17,195
Financial — 0.11%
7,486	CIT Group Inc	132,577
876	Crown Castle International Corp REIT	145,854
		278,431
Industrial — 0.00%(m)
491	Tervita Corp(l)	959
Technology — 0.27%
6,397	Advanced Micro Devices Inc(l)	524,490
522	Lam Research Corp	173,173
		697,663
Shares		Fair Value
Utilities — 0.14%
338	Genon Energy Inc(l)	$ 56,480
11,470	PPL Corp	312,099
		368,579
TOTAL COMMON STOCK — 0.57% (Cost $2,804,471)		$1,482,611
CONVERTIBLE PREFERRED STOCK
Basic Materials — 0.12%
7,185	International Flavors & Fragrances Inc 6.00%	320,020
Consumer, Non-Cyclical — 0.90%
6,851	Avantor Inc 6.25%	500,603
4,300	Boston Scientific Corp 5.50%	478,375
890	Danaher Corp 5.00%(d)	1,123,118
5,543	Elanco Animal Health Inc 5.00%	245,998
		2,348,094
Financial — 0.71%
354	Bank of America Corp 7.25%	526,752
9,852	KKR & Co Inc 6.00%	518,412
2,804	QTS Realty Trust Inc REIT 6.50%(d)(g)	397,581
311	Wells Fargo & Co 7.50%	417,378
		1,860,123
Industrial — 0.32%
595	Fortive Corp 5.00%	562,194
2,747	Stanley Black & Decker Inc 5.25%	279,038
		841,232
Technology — 0.63%
1,112	Broadcom Inc 8.00%	1,392,646
4,657	Change Healthcare Inc 6.00%	248,777
		1,641,423
Utilities — 0.87%
9,705	CenterPoint Energy Inc 7.00%	354,947
4,020	Dominion Energy Inc 7.25%	409,517
4,665	Essential Utilities Inc 6.00%	251,432
12,797	NextEra Energy Inc 4.87%	695,867
2,631	Sempra Energy 6.00%(d)	259,986
6,038	Southern Co 6.75%	280,948
		2,252,697
TOTAL CONVERTIBLE PREFERRED STOCK — 3.55% (Cost $8,901,955)		$9,263,589

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
PREFERRED STOCK
Financial — 0.16%
16,517	GMAC Capital Trust I(b) 3-mo. LIBOR + 5.78%	$ 412,429
TOTAL PREFERRED STOCK — 0.16% (Cost $420,545)		$412,429
RIGHTS
Utilities — 0.01%
18,138	Texas Competitive Electric Holdings(i)(l)	22,673
TOTAL RIGHTS — 0.01% (Cost $20,531)		$22,673
GOVERNMENT MONEY MARKET MUTUAL FUNDS
228,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(n), 0.03%(o)	228,000
359,000	Goldman Sachs Financial Square Government Fund Institutional Class(n), 0.00%(o)	359,000
268,000	JPMorgan U.S. Government Money Market Fund Capital Shares(n), 0.01%(o)	268,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.33% (Cost $855,000)		$855,000
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 4.41%
$11,500,000	Federal Home Loan Bank 0.01%, 10/01/2020	11,500,000
Repurchase Agreements — 3.88%
2,607,881	Undivided interest of 3.70% in a repurchase agreement (principal amount/value $70,568,076 with a maturity value of $70,568,233) with RBC Capital Markets Corp, 0.08%, dated 9/30/20 to be repurchased at $2,607,881 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 10/27/20 - 7/15/61, with a value of $71,979,437.(n)	2,607,881
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 2,607,881	Undivided interest of 3.74% in a repurchase agreement (principal amount/value $69,723,260 with a maturity value of $69,723,415) with Citigroup Global Markets Inc, 0.08%, dated 9/30/20 to be repurchased at $2,607,881 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 4.63%, 11/27/20 - 11/1/59, with a value of $71,117,729.(n)	$ 2,607,881
2,607,881	Undivided interest of 3.85% in a repurchase agreement (principal amount/value $67,661,258 with a maturity value of $67,661,408) with HSBC Securities (USA) Inc, 0.08%, dated 9/30/20 to be repurchased at $2,607,881 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 11/1/26 - 8/1/50, with a value of $69,014,483.(n)	2,607,881
2,301,938	Undivided interest of 9.17% in a repurchase agreement (principal amount/value $25,108,292 with a maturity value of $25,108,348) with Bank of America Securities Inc, 0.08%, dated 9/30/20 to be repurchased at $2,301,938 on 10/1/20 collateralized by various U.S. Government Agency securities, 2.00% - 5.00%, 3/1/36 - 5/1/58, with a value of $25,610,458.(n)	2,301,938
		10,125,581
TOTAL SHORT TERM INVESTMENTS — 8.29% (Cost $21,625,581)		$21,625,581
TOTAL INVESTMENTS — 103.88% (Cost $260,688,633)		$271,099,174
OTHER ASSETS & LIABILITIES, NET — (3.88)%		$(10,130,566)
TOTAL NET ASSETS — 100.00%		$260,968,608

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2020.
(c)	All or a portion of this position has not settled as of September 30, 2020. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.
(d)	All or a portion of the security is on loan at September 30, 2020.
(e)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(f)	Security in default.
(g)	Security has no contractual maturity date and pays an indefinite stream of interest.
(h)	Security in bankruptcy.
(i)	Security is fair valued using significant unobservable inputs.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	Restricted security; further details of these securities are included in a subsequent table.
(l)	Non-income producing security.
(m)	Represents less than 0.005% of net assets.
(n)	Collateral received for securities on loan.
(o)	Rate shown is the 7-day yield as of September 30, 2020.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
At September 30, 2020, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Convertible Bonds
CHC Group LLC / CHC Finance Ltd	0.00%	10/01/2020	04/05/2017	$134,575	$20,186	0.01%
Guess? Inc	2.00%	04/15/2024	05/06/2020	168,075	140,030	0.05
				$302,650	$160,216	0.06%
At September 30, 2020, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
SSB	USD	43,697	CAD	59,400	October 21, 2020	$(913)
SSB	USD	339,772	EUR	285,600	December 16, 2020	4,339
WES	USD	3,016	CAD	4,100	October 21, 2020	(63)
					Net Appreciation	$3,363
Counterparty Abbreviations:
SSB	State Street Bank
WES	Westpac Banking
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro Dollar
USD	U.S. Dollar
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2020

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Rights	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
There were no transfers in or out of Level 3 during the period.

September 30, 2020

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$—	$13,820,409	$—	$13,820,409
Corporate Bonds and Notes	—	180,956,375	58	180,956,433
Convertible Bonds	—	42,660,449	—	42,660,449
Common Stock	1,482,611	—	—	1,482,611
Convertible Preferred Stock	—	9,263,589	—	9,263,589
Preferred Stock	—	412,429	—	412,429
Rights	—	—	22,673	22,673
Government Money Market Mutual Funds	855,000	—	—	855,000
Short Term Investments	—	21,625,581	—	21,625,581
Total investments, at fair value:	2,337,611	268,738,832	22,731	271,099,174
Other Financial Investments:
Forward Foreign Currency Contracts(a)	4,339	—	—	4,339
Total Assets	$2,341,950	$268,738,832	$22,731	$271,103,513
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	(976)	—	—	(976)
Total Liabilities	$(976)	$0	$0	$(976)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $443,753 in forward contracts for the reporting period.

September 30, 2020